PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks – 68.9% of Net Assets
	Canada – 2.4%
747,900	CGI, Inc.(a)	$62,588,497
395,600	Open Text Corp.	17,431,929

		80,020,426

	China – 2.9%
455,584	Alibaba Group Holding Ltd., Sponsored ADR(a)	96,629,366

	France – 2.4%
287,193	Dassault Systemes SE	47,365,391
336,712	Thales S.A.	35,036,500

		82,401,891

	Hong Kong – 1.9%
6,044,000	AIA Group Ltd.	63,570,551

	India – 1.1%
2,121,828	HDFC Bank Ltd.	37,860,934

	Japan – 1.5%
2,337,361	Nomura Research Institute Ltd.	49,986,859

	Sweden – 1.7%
1,401,104	Atlas Copco AB, Class A	55,926,005

	Switzerland – 3.4%
630,636	Nestle S.A., (Registered)	68,275,930
294,570	Temenos AG, (Registered)	46,597,795

		114,873,725

	United Kingdom – 5.9%
1,419,220	Halma PLC	39,741,898
7,740,824	Legal & General Group PLC	31,095,330
291,239	Linde PLC	62,004,783
661,219	London Stock Exchange Group PLC	67,954,781

		200,796,792

	United States – 45.7%
321,321	Accenture PLC, Class A	67,660,563
52,262	Alphabet, Inc., Class A(a)	69,999,200
6,594	Alphabet, Inc., Class C(a)	8,816,310
42,925	Amazon.com, Inc.(a)	79,318,532
198,355	Becton Dickinson & Co.	53,946,609
1,238,648	CBRE Group, Inc., Class A(a)	75,916,736
640,222	Danaher Corp.	98,261,273
254,280	Estee Lauder Cos., Inc. (The), Class A	52,518,991
300,004	Facebook, Inc., Class A(a)	61,575,821
114,656	Goldman Sachs Group, Inc. (The)	26,362,854
505,580	Intercontinental Exchange, Inc.	46,791,429
471,293	IQVIA Holdings, Inc.(a)	72,819,481

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
236,896	LyondellBasell Industries NV, Class A	$22,381,934
273,886	M&T Bank Corp.	46,492,149
605,525	Marriott International, Inc., Class A	91,694,651
145,891	McCormick & Co., Inc.	24,762,079
63,446	Mettler-Toledo International, Inc.(a)	50,330,443
248,029	Northrop Grumman Corp.	85,314,535
7,220	NVR, Inc.(a)	27,496,720
235,615	Parker-Hannifin Corp.	48,494,279
281,120	Roper Technologies, Inc.	99,581,138
230,435	S&P Global, Inc.	62,920,277
140,208	Sherwin-Williams Co. (The)	81,816,976
389,295	Texas Instruments, Inc.	49,942,656
245	Thryv Holdings, Inc.(a)(b)(c)(d)	1,623
119,819	Tyler Technologies, Inc.(a)	35,948,096
333,663	UnitedHealth Group, Inc.	98,090,249

		1,539,255,604

	Total Common Stocks (Identified Cost $1,643,334,603)	2,321,322,153

Principal Amount (‡)
Bonds and Notes – 26.2%
Non-Convertible Bonds – 25.8%
	Argentina – 0.1%
$775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	339,063
535,000	Republic of Argentina, 6.875%, 4/22/2021	288,900
1,230,000	Republic of Argentina, 7.125%, 6/28/2117	618,690
1,390,000	Republic of Argentina, 7.625%, 4/22/2046	698,475

		1,945,128

	Australia – 0.1%
1,675,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(e)	1,349,008
1,150,000	Commonwealth Bank of Australia, 2.250%, 3/10/2020, 144A(e)	1,150,613
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(e)	679,397
935,000	National Australia Bank, 2.500%, 1/12/2021(e)	940,881
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	98,223

		4,218,122

	Belgium – 0.1%
1,690,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	1,958,997

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		Brazil – 0.4%
8,500	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	$2,324,626
10,980	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,736,673
11,634	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	3,269,324
1,085,000		Brazilian Government International Bond, 4.625%, 1/13/2028	1,165,290
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	404,000
1,100,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025(e)	1,205,886
1,350,000		Petrobras Global Finance BV, 5.999%, 1/27/2028	1,540,404
150,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	175,764
575,000		Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	626,750
500,000		Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	517,130

			13,965,847

		Canada – 3.6%
411,455		Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(e)	431,930
849,176		Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(e)	866,932
1,010,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,062,652
815,000		Bank of Montreal, 1.750%, 6/15/2021, 144A(e)	814,030
1,015,000		Brookfield Finance, Inc., 4.850%, 3/29/2029	1,162,290
11,680,000		Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(e)	8,769,062
13,815,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)(e)	10,567,935
65,740,000		Canadian Government Bond, 0.750%, 3/01/2021, (CAD)(e)	50,050,590
35,230,000		Canadian Government Bond, 1.750%, 5/01/2021, (CAD)(e)	27,137,586
970,000		Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023(e)	1,017,987
1,800,000		Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(e)	1,819,641
800,000		CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(b)(c)(e)	917,066
430,000		Enbridge, Inc., 2.900%, 7/15/2022	438,069
905,000		Export Development Canada, 1.800%, 9/01/2022, (CAD)(e)	696,374

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Canada – continued
264,319	GMF Canada Leasing Trust, Series 2018-1A, Class A2, 3.030%, 6/21/2021, 144A, (CAD)	$204,007
721,820	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(e)	555,082
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(e)	7,200,171
2,475,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024	2,485,505
2,500,000	Toronto-Dominion Bank (The), 2.100%, 7/15/2022, 144A(e)	2,514,595
1,690,000	Toronto-Dominion Bank (The), GMTN, 3.500%, 7/19/2023(e)	1,778,918
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,690,600

		122,181,022

	Chile – 0.4%
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	995,135
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A(e)	1,932,697
1,700,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025(e)	1,837,071
1,160,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(e)	1,253,531
525,000	Enel Chile S.A., 4.875%, 6/12/2028	580,125
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	257,700
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(e)	827,988
683,098	Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.200%, 8/15/2029	703,425
391,587	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	392,073
950,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	1,003,685
935,000	Republic of Chile, 3.240%, 2/06/2028(e)	983,620
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(e)	1,177,411

		11,944,461

	China – 0.3%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(e)	958,559
795,000	Baidu, Inc., 3.875%, 9/29/2023	828,152
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(e)	416,812
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(e)	919,027

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	China – continued
$500,000	Prosus NV, 6.000%, 7/18/2020, 144A	$508,046
985,000	Sinopec Group Overseas Development 2017 Ltd., 2.375%, 4/12/2020, 144A(e)	985,394
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(e)	507,713
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A(e)	1,209,163
1,820,000	Three Gorges Finance I Cayman Islands Ltd., 3.150%, 6/02/2026(e)	1,858,165
1,270,000	Weibo Corp., 3.500%, 7/05/2024	1,291,280

		9,482,311

	Colombia – 0.3%
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	396,367
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,350,966
1,140,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,257,751
1,150,000	Millicom International Cellular S.A., 6.625%, 10/15/2026	1,273,395
575,000	Republic of Colombia, 3.875%, 4/25/2027	608,063
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	62,717
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	2,214,150
6,150,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(e)	2,042,430
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	995,071

		10,200,910

	Denmark – 0.0%
670,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	695,781

	Dominican Republic – 0.1%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,517,527
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	651,625
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,106,669
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	515,844

		3,791,665

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	France – 0.5%
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	$279,405
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	220,123
1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(e)	1,419,078
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	259,148
500,000	Dexia Credit Local S.A., 2.250%, 2/18/2020, 144A(e)	500,216
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)	1,576,017
6,435,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(e)	8,535,666
465,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)	616,796
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 1.625%, 11/27/2027, (EUR)	577,361
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 0.625%, 3/27/2023, (EUR)	562,872
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(e)	1,100,193

		15,646,875

	Germany – 0.1%
1,165,000	BMW U.S. Capital LLC, 3.150%, 4/18/2024, 144A(e)	1,205,148
1,850,000	RWE AG, (fixed rate to 10/21/2020, variable rate thereafter), 2.750%, 4/21/2075, (EUR)	2,104,284
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A(e)	1,442,326

		4,751,758

	Greece – 0.1%
430,000	Hellenic Republic Government Bond, 3.450%, 4/02/2024, 144A, (EUR)	540,383
1,855,000	Hellenic Republic Government Bond, 3.750%, 1/30/2028, (EUR)	2,458,410

		2,998,793

	Hong Kong – 0.0%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(e)	364,269
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A(e)	1,213,111

		1,577,380

	India – 0.1%
650,000	Greenko Dutch BV, 5.250%, 7/24/2024, 144A	659,718

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		India – continued
$1,230,000		ICICI Bank Ltd., EMTN, 3.250%, 9/09/2022	$1,246,108

			1,905,826

		Indonesia – 0.1%
300,000		Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	321,642
735,000		Indonesia Government International Bond, 4.750%, 1/08/2026	816,370
545,000		Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	636,036
525,000		Republic of Indonesia, 4.750%, 1/08/2026, 144A	584,346

			2,358,394

		Ireland – 0.1%
475,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	490,274
1,250,000		Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,333,117
375,000		Ireland Government Bond, 3.400%, 3/18/2024, (EUR)	486,673

			2,310,064

		Italy – 0.6%
2,180,000		Enel Finance International NV, 4.625%, 9/14/2025, 144A	2,379,005
200,000		Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	216,489
530,000		Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	677,969
3,305,000		Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	3,960,436
4,255,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	5,286,581
1,975,000		Republic of Italy, 2.375%, 10/17/2024	1,933,993
3,335,000		Republic of Italy, 2.500%, 11/15/2025, (EUR)	4,099,532
630,000		UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	724,779
635,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	662,273

			19,941,057

		Japan – 0.9%
991,397,400	(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(e)	9,397,309
2,020,350,000		Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(e)	19,037,645

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		Japan – continued
$1,445,000		Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029(e)	$1,474,589

			29,909,543

		Korea – 0.3%
765,000		Export-Import Bank of Korea, 3.000%, 11/01/2022(e)	785,952
1,100,000		Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,134,838
1,575,000		Kia Motors Corp., 3.000%, 4/25/2023, 144A	1,592,671
910,000		Korea Gas Corp., 2.750%, 7/20/2022, 144A(e)	924,405
670,000		KT Corp., 2.500%, 7/18/2026, 144A(e)	656,982
1,180,000		LG Chem Ltd., 3.250%, 10/15/2024, 144A	1,211,763
1,440,000,000		Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(e)	1,264,274
770,000		Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(e)	802,327
140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(e)	174,079
200,000		Woori Bank, 5.875%, 4/13/2021, 144A(e)	208,511

			8,755,802

		Mexico – 0.4%
620,000		Alfa SAB de CV, 6.875%, 3/25/2044	752,525
770,000		America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(e)	967,278
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(e)	512,363
675,000		Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	682,600
747,000		CEMEX Finance LLC, 6.000%, 4/01/2024, 144A	767,923
1,505,000		Cemex SAB de CV, 5.700%, 1/11/2025	1,546,403
800,000		Gruma SAB de CV, 4.875%, 12/01/2024(e)	866,008
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(e)	391,406
142,000	(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	711,521
190,229	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(e)	1,002,200
3,600,000		Mexico Government International Bond, 4.000%, 10/02/2023(e)	3,790,548

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Mexico – continued
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(e)	$246,675
205,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044	216,021
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	120,486
835,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	873,627
1,010,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023	1,051,885

		14,499,469

	Netherlands – 0.0%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025(e)	945,403

	Norway – 0.1%
17,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(e)	1,968,332
550,000	Kommunalbanken AS, 1.750%, 9/15/2020, 144A(e)	549,818
3,815,000	Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)(e)	442,923
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)(e)	1,889,758

		4,850,831

	Panama – 0.1%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(e)	681,734
1,485,000	Cable Onda S.A., 4.500%, 1/30/2030, 144A	1,563,705
1,045,000	Panama Government International Bond, 3.160%, 1/23/2030	1,076,350

		3,321,789

	Paraguay – 0.0%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	884,000

	Peru – 0.1%
580,000	Southern Copper Corp., 3.875%, 4/23/2025(e)	608,714
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(e)	1,122,198

		1,730,912

	Singapore – 0.1%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	787,754
495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(e)	495,543

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Singapore – continued
$345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A	$367,618
3,215,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A(e)	3,261,489

		4,912,404

	South Africa – 0.1%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	953,250
39,185,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(e)	2,368,198

		3,321,448

	Spain – 0.5%
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, 0.750%, 9/11/2022, (EUR)(e)	2,622,960
400,000	Banco Santander S.A., 3.125%, 2/23/2023	408,303
100,000	Iberdrola International BV, EMTN, 0.375%, 9/15/2025, (EUR)	112,887
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	836,981
3,590,000	Spain Government Bond, 2.700%, 10/31/2048, 144A, (EUR)	5,343,499
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(e)	828,367
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(e)	523,388
2,565,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(e)	3,381,383
1,300,000	Telefonica Emisiones SAU Co., EMTN, 1.495%, 9/11/2025, (EUR)	1,545,863

		15,603,631

	Supranationals – 0.2%
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(e)	1,169,501
3,360,000	European Investment Bank, 1.750%, 7/30/2024, 144A, (CAD)(e)	2,556,219
3,515,000	International Bank for Reconstruction & Development, 2.200%, 1/18/2022, (CAD)(e)	2,726,652
1,140,000	International Bank for Reconstruction & Development, MTN, 2.500%, 3/12/2020, (AUD)(e)	802,259

		7,254,631

	Sweden – 0.0%
2,450,000	Sweden Government Bond, Series 1047, 5.000%, 12/01/2020, (SEK)(e)	274,285

	Switzerland – 0.0%
900,000	Syngenta Finance NV, EMTN, 1.250%, 9/10/2027, (EUR)	995,073

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Switzerland – continued
$340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/1/2025, variable rate thereafter), 4.250%, 10/01/2045	$354,875

		1,349,948

	Thailand – 0.2%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023	1,605,526
85,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,978,370
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	976,401

		5,560,297

	Trinidad – 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	438,348

	Turkey – 0.2%
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	560,437
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	2,865,656
16,960,000	Turkey Government Bond, 12.400%, 3/08/2028, (TRY)	2,922,172
1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	1,485,335

		7,833,600

	United Arab Emirates – 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(e)	1,729,108
1,275,000	DP World Crescent Ltd., 4.848%, 9/26/2028, 144A	1,399,746
850,000	DP World PLC, 3.250%, 5/18/2020, 144A(e)	850,320
200,000	DP World PLC, MTN, 3.250%, 5/18/2020	200,075

		4,179,249

	United Kingdom – 0.4%
95,000	Avon Products, Inc., 8.950%, 3/15/2043	118,275
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(e)	1,420,936
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026(e)	324,462
565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875%(f)	592,544
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(e)	478,941

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United Kingdom – continued
$635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	$673,336
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(e)	427,825
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A(e)	1,498,716
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)	358,489
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(e)	1,256,786
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(e)	375,635
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	314,918
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(e)	1,506,316
530,000	United Kingdom Gilt, 4.000%, 3/07/2022, (GBP)	754,698
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	149,466
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	158,485
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,840,538

		12,250,366

	United States – 15.1%
140,000	Abbott Ireland Financing DAC, 1.500%, 9/27/2026, (EUR)	169,821
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,904,859
1,500,000	AES Corp. (The), 4.875%, 5/15/2023	1,522,500
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	498,000
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	8,260,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	821,579
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,398,637
1,965,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	2,055,881
1,440,658	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,456,893
534,455	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	540,272
116,474	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	122,530
436,785	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	457,174

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$1,906,962	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	$2,017,146
2,510,000	American Honda Finance Corp., GMTN, 1.700%, 9/09/2021	2,506,041
400,000	Antero Resources Corp., 5.125%, 12/01/2022	357,000
175,000	Antero Resources Corp., 5.375%, 11/01/2021	166,633
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	2,455,650
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	307,819
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,581,381
3,960,000	AT&T, Inc., 4.300%, 2/15/2030	4,400,316
495,000	AT&T, Inc., 4.500%, 3/09/2048	546,875
625,000	AT&T, Inc., 4.550%, 3/09/2049	694,072
925,000	Aviation Capital Group LLC, 6.750%, 4/06/2021, 144A	974,795
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,649,669
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	125,443
3,180,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029, 144A	3,394,650
585,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	609,543
270,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	250,185
1,170,000	Broadcom, Inc., 4.250%, 4/15/2026, 144A	1,242,741
71,000	California Resources Corp., 5.500%, 9/15/2021(b)(c)	33,370
10,000	California Resources Corp., 6.000%, 11/15/2024(b)(c)	3,000
9,300,000	California Resources Corp., 8.000%, 12/15/2022, 144A(b)(c)	4,157,751
60,000	CenturyLink, Inc., 5.625%, 4/01/2025	63,753
880,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	921,140
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,535,900
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	213,126
7,295,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(b)(c)	4,522,900
780,000	Chevron Corp., 2.419%, 11/17/2020(e)	783,468

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	$1,727,035
40,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	42,400
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	537,446
3,500,000	Coca-Cola Co. (The), 1.550%, 9/01/2021	3,491,138
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	293,778
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	501,629
640,000	Continental Resources, Inc., 4.500%, 4/15/2023	668,701
63,000	Continental Resources, Inc., 5.000%, 9/15/2022	63,452
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	415,407
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	634,419
155,000	Cummins, Inc., 5.650%, 3/01/2098	197,024
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	546,820
93,641	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	102,431
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)(e)	1,028,544
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	56,258
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,076
1,680,000	DISH DBS Corp., 5.000%, 3/15/2023	1,723,428
3,570,000	DISH DBS Corp., 5.875%, 11/15/2024	3,648,094
1,385,000	DISH DBS Corp., 7.750%, 7/01/2026	1,467,255
310,000	DR Horton, Inc., 4.375%, 9/15/2022	325,005
340,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	312,098
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	351,083
1,075,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,140,380
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	564,000
1,310,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.876%, 11/25/2027(e)(g)	1,349,558
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	469,996

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$650,000	FedEx Corp., 3.400%, 1/14/2022	$667,652
20,293,547	FNMA, 3.500%, 7/01/2049(e)	20,859,784
40,000	Ford Motor Co., 4.346%, 12/08/2026	41,333
685,000	Ford Motor Co., 5.291%, 12/08/2046	652,732
25,000	Ford Motor Co., 6.375%, 2/01/2029	26,948
50,000	Ford Motor Co., 6.625%, 2/15/2028	54,147
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,345,027
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,813
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	5,001,538
295,000	General Electric Co., 4.500%, 3/11/2044	323,224
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	51,088
310,000	General Motors Co., 5.200%, 4/01/2045	313,101
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	245,457
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	1,025,844
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	113,219
770,000	General Motors Financial of Canada Ltd., Series 5, 3.250%, 11/07/2023, (CAD)	593,776
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,519,877
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	132,895
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	254,822
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	489,605
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	967,289
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,188,051
2,745,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	2,841,075
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	185,110
1,000,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	1,042,500
20,000	HCA, Inc., 4.750%, 5/01/2023	21,426

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$6,670,000	HCA, Inc., 5.375%, 9/01/2026	$7,428,712
225,000	HCA, Inc., 7.050%, 12/01/2027	266,625
820,000	HCA, Inc., 7.500%, 11/06/2033	1,033,200
395,000	HCA, Inc., 8.360%, 4/15/2024	479,925
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	233,025
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	89,250
855,000	Hecla Mining Co., 6.875%, 5/01/2021	852,221
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	590,025
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	506,825
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(e)	1,544,123
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	464,063
5,760,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	5,851,008
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	15,846
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,350
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,278,363
7,760,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	7,988,920
1,875,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,917,187
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	332,062
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	786,600
44,000	Masco Corp., 6.500%, 8/15/2032	54,019
403,000	Masco Corp., 7.750%, 8/01/2029	523,031
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	724,752
4,315,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	4,120,825
10,000,000	Microsoft Corp., 1.550%, 8/08/2021	9,986,769
1,430,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,304,875
450,000	Morgan Stanley, 3.950%, 4/23/2027	482,808

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		United States – continued
$725,000		Morgan Stanley, 5.750%, 1/25/2021	$752,963
3,150,000		Morgan Stanley, MTN, 4.100%, 5/22/2023	3,326,273
600,000		Morgan Stanley, MTN, 6.250%, 8/09/2026	730,820
25,000		MPLX LP, 4.500%, 7/15/2023	26,570
95,000		MPLX LP, 4.875%, 6/01/2025	103,782
3,890,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	4,308,175
3,000,000		Navient Corp., 5.000%, 10/26/2020	3,044,100
915,000		Navient Corp., 5.500%, 1/25/2023	976,762
95,000		Navient Corp., 5.875%, 10/25/2024	101,650
1,600	(†††††)	Navient Corp., 6.000%, 12/15/2043	38,309
935,000		Navient Corp., 6.750%, 6/15/2026	1,027,658
4,113,000		Navient Corp., MTN, 5.625%, 8/01/2033	3,537,180
750,000		Navient Corp., MTN, 6.125%, 3/25/2024	813,750
415,000		Navient Corp., MTN, 7.250%, 1/25/2022	450,873
65,000		Newfield Exploration Co., 5.625%, 7/01/2024	71,428
900,000		NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	848,250
405,000		NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	405,000
20,000		NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	25,824
1,765,000		Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A	1,801,790
120,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	117,300
300,000		Occidental Petroleum Corp., 4.500%, 7/15/2044	303,089
2,275,000		Oceaneering International, Inc., 4.650%, 11/15/2024	2,230,842
420,000		Old Republic International Corp., 4.875%, 10/01/2024	460,606
3,693,000		ONEOK Partners LP, 4.900%, 3/15/2025	4,067,562
25,000		ONEOK Partners LP, 6.200%, 9/15/2043	31,661
1,200,000		Owens Corning, 4.400%, 1/30/2048	1,160,849

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$310,000	Owens Corning, 7.000%, 12/01/2036	$386,217
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	3,053,950
585,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	800,261
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	602,100
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	916,487
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	282,700
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	282,150
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	211,050
295,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	305,325
120,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	124,050
95,000	Qwest Corp., 7.250%, 9/15/2025	109,302
345,000	Radian Group, Inc., 4.500%, 10/01/2024	364,837
195,000	Radian Group, Inc., 4.875%, 3/15/2027	205,237
230,000	Range Resources Corp., 4.875%, 5/15/2025	196,650
850,000	Range Resources Corp., 5.000%, 8/15/2022	833,000
220,000	Range Resources Corp., 5.000%, 3/15/2023	202,360
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(e)	971,099
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	26,469
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	704,000
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	474,600
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	160,552
7,560,000	SM Energy Co., 6.625%, 1/15/2027	7,430,384
155,000	SM Energy Co., 6.750%, 9/15/2026	151,900
1,170,000	Springleaf Finance Corp., 5.625%, 3/15/2023	1,260,675
860,000	Springleaf Finance Corp., 6.875%, 3/15/2025	978,250
2,310,000	Springleaf Finance Corp., 7.125%, 3/15/2026	2,670,822

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	$358,462
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	151,450
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,531,047
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,718,800
120,000	Sprint Corp., 7.125%, 6/15/2024	129,450
2,840,000	Sprint Corp., 7.875%, 9/15/2023	3,133,457
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,414,481
950,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	978,500
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	109,871
1,695,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,728,900
820,000	Textron, Inc., 5.950%, 9/21/2021	865,908
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	92,014
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	94,954
1,635,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022(e)	1,664,183
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,135,211
171,000	TransDigm, Inc., 6.500%, 7/15/2024	176,361
185,000	TransDigm, Inc., 6.500%, 5/15/2025	192,400
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,831,625
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,438
4,960,000	U.S. Treasury Bond, 2.875%, 5/15/2049(h)	5,481,769
4,380,000	U.S. Treasury Bond, 3.000%, 8/15/2048	4,945,465
4,116,049	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(e)(i)	4,109,972
4,155,203	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(e)(i)	4,238,440
13,105,021	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(e)(i)	13,307,835
21,640,000	U.S. Treasury Note, 1.625%, 8/15/2029(e)	21,098,155
25,430,000	U.S. Treasury Note, 1.375%, 5/31/2020	25,400,199

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$40,000,000	U.S. Treasury Note, 1.500%, 9/30/2021	$39,939,062
34,445,000	U.S. Treasury Note, 1.500%, 10/31/2021	34,397,907
13,685,000	U.S. Treasury Note, 1.625%, 10/31/2026	13,514,472
21,715,000	U.S. Treasury Note, 1.750%, 11/30/2021	21,782,011
7,500,000	U.S. Treasury Note, 1.750%, 11/15/2029	7,392,773
4,515,000	U.S. Treasury Note, 1.875%, 3/31/2022	4,543,748
15,000,000	U.S. Treasury Note, 2.500%, 6/30/2020	15,063,281
12,695,000	U.S. Treasury Note, 2.750%, 2/28/2025(e)	13,351,570
7,360,000	U.S. Treasury Note, 2.875%, 5/15/2028(e)	7,927,237
422,639	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	425,120
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	3,054,844
460,000	United Rentals North America, Inc., 6.500%, 12/15/2026	505,569
1,690,000	United States Steel Corp., 6.650%, 6/01/2037	1,368,900
81,903	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	90,964
312,752	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	337,389
25,000	ViacomCBS, Inc., 4.375%, 3/15/2043	26,507
395,000	ViacomCBS, Inc., 5.250%, 4/01/2044	458,375
145,000	ViacomCBS, Inc., 5.850%, 9/01/2043	181,672
145,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	72,500
1,150,000	Walmart, Inc., 3.700%, 6/26/2028(e)	1,267,062
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	75,687
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	435,607
525,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	496,650
195,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	164,130
3,052,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(j)	1,159,760

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$65,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(j)	$25,350

		509,628,697

	Total Non-Convertible Bonds (Identified Cost $849,263,651)	869,379,044

Convertible Bonds – 0.4%
	United States – 0.4%
1,450,000	Booking Holdings, Inc., 0.900%, 9/15/2021	1,670,943
95,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	45,257
545,000	DISH Network Corp., 2.375%, 3/15/2024	497,640
2,860,000	DISH Network Corp., 3.375%, 8/15/2026	2,751,034
290,000	Evolent Health, Inc., 2.000%, 12/01/2021	259,930
1,855,000	iStar, Inc., 3.125%, 9/15/2022	2,080,059
2,020,000	Nuance Communications, Inc., 1.000%, 12/15/2035	2,037,473
240,000	Nuance Communications, Inc., 1.250%, 4/01/2025	266,489
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	10,539
1,660,000	Rovi Corp., 0.500%, 3/01/2020	1,632,826
380,000	SM Energy Co., 1.500%, 7/01/2021	359,742
825,000	Western Digital Corp., 1.500%, 2/01/2024	807,984

	Total Convertible Bonds (Identified Cost $11,863,636)	12,419,916

Municipals – 0.0%
	United States – 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	167,095
130,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	125,209

	Total Municipals (Identified Cost $255,460)	292,304

	Total Bonds and Notes (Identified Cost $861,382,747)	882,091,264

Shares	Description	Value (†)
Preferred Stocks – 0.1%
	United States – 0.1%
460	Chesapeake Energy Corp., 5.000%(b)(c)(k)	$8,119
736	Chesapeake Energy Corp., 5.750%(b)(c)(k)	126,202
40	Chesapeake Energy Corp., 5.750%(b)(c)(k)	6,864
84	Chesapeake Energy Corp., Series A, 5.750%, 144A(b)(c)(k)	14,413
38,952	El Paso Energy Capital Trust I, 4.750%	2,004,470

		2,160,068

	Total Preferred Stocks (Identified Cost $2,285,617)	2,160,068

Principal Amount (‡)
Short-Term Investments – 4.2%
$45,676,190	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $45,678,474 on 1/02/2020 collateralized by $44,225,000 U.S. Treasury Note, 2.875% due 10/31/2023 valued at $46,445,626; $145,000 U.S. Treasury Note, 2.000% due 5/31/2024 valued at $147,269 including accrued interest(l)	45,676,190
14,835,000	U.S. Treasury Bills, 1.581%, 4/30/2020(m)	14,760,144
6,335,000	U.S. Treasury Bills, 1.605%, 4/02/2020(m)	6,310,579
29,625,000	U.S. Treasury Bills, 1.815%, 3/26/2020(m)	29,520,777
12,555,000	U.S. Treasury Bills, 1.825%, 3/05/2020(m)	12,521,988
10,000,000	U.S. Treasury Bills, 1.830%-1.837%, 2/27/2020(m)(n)	9,976,511
24,785,000	U.S. Treasury Bills, 2.042%, 1/23/2020(m)	24,763,747

	Total Short-Term Investments (Identified Cost $143,479,409)	143,529,936

	Total Investments – 99.4% (Identified Cost $2,650,482,376)	3,349,103,421
	Other assets less liabilities – 0.6%	20,954,805

	Net Assets – 100.0%	$3,370,058,226

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2019, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets
$543,411,974	16.1%	$9,791,308	0.3%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occuring after the close of foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents principal amount including inflation adjustments.

(††††)	Amount shown represents units. One unit represents a principal amount of 100.

(†††††)	Amount shown represents units. One unit represents a principal amount of 25.

(a)	Non-income producing security.

(b)	Illiquid security.

(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2019, the value of these securities amounted to $9,791,308 or 0.3% of net assets.

(d)	Securities subject to restriction on resale. At December 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Thryv Holdings, Inc.	8/12/2016	$1,194	$1,623	Less than 0.1%

(e)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(f)	Perpetual bond with no specified maturity date.

(g)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2019 is disclosed.

(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(i)	Treasury Inflation Protected Security (TIPS).

(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(k)	Level 3 security. Value has been determined using significant unobservable inputs.

(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(n)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $135,842,981 or 4.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/ S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3/03/2020	BRL	S	18,445,000	$4,310,586	$4,574,936	$(264,350)
Bank of America, N.A.	3/18/2020	KRW	B	5,850,000,000	5,025,773	5,067,936	42,163
Citibank N.A.	3/18/2020	ZAR	S	33,700,000	2,256,535	2,382,500	(125,965)
Credit Suisse International	3/18/2020	CAD	S	123,005,000	92,962,355	94,750,188	(1,787,833)
Credit Suisse International	3/18/2020	COP	S	16,193,255,000	4,752,239	4,908,672	(156,433)
Credit Suisse International	3/18/2020	GBP	B	12,290,000	16,145,127	16,312,908	167,781
Credit Suisse International	3/18/2020	JPY	B	7,830,000,000	72,556,231	72,347,935	(208,296)
Credit Suisse International	3/18/2020	JPY	S	1,099,780,000	10,089,262	10,161,790	(72,528)
Goldman Sachs & Co.	3/18/2020	MXN	S	19,000,000	971,117	993,778	(22,661)
HSBC Bank USA	3/18/2020	AUD	B	905,000	619,382	636,262	16,880
Morgan Stanley Capital Services, Inc.	3/18/2020	EUR	B	62,770,000	69,884,185	70,739,796	855,611
UBS AG	3/18/2020	SEK	B	7,350,000	777,498	787,554	10,056
UBS AG	3/18/2020	THB	S	83,000,000	2,740,703	2,775,866	(35,163)

Total							$(1,580,738)

At December 31, 2019, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	3/18/2020	JPY	545,348,625	AUD	7,250,000	$5,097,121	$58,188
UBS AG	3/18/2020	NOK	18,380,000	EUR	1,808,244	2,037,833	(56,199)

Total							$1,989

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount		Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	3/20/2020	42	$	5,985,682	$5,909,531	$(76,151)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks
France	$—	$82,401,891	$—		$82,401,891
Hong Kong	—	63,570,551	—		63,570,551
India	—	37,860,934	—		37,860,934
Japan	—	49,986,859	—		49,986,859
Sweden	—	55,926,005	—		55,926,005
Switzerland	—	114,873,725	—		114,873,725
United Kingdom	62,004,783	138,792,009	—		200,796,792
United States	1,539,253,981	1,623	—		1,539,255,604
All Other Common Stocks*	176,649,792	—	—		176,649,792

Total Common Stocks	1,777,908,556	543,413,597	—		2,321,322,153

Bonds and Notes
Non-Convertible Bonds
United States	38,309	509,590,388	—		509,628,697
All Other Non-Convertible Bonds*	—	359,750,347	—		359,750,347

Total Non-Convertible Bonds	38,309	869,340,735	—		869,379,044

Convertible Bonds*	—	12,419,916	—		12,419,916
Municipals*	—	292,304	—		292,304

Total Bonds and Notes	38,309	882,052,955	—		882,091,264

Preferred Stocks*	2,004,470	—	155,598	(a)	2,160,068
Short-Term Investments	—	143,529,936	—		143,529,936

Total Investments	1,779,951,335	1,568,996,488	155,598		3,349,103,421

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,150,679	—		1,150,679

Total	$1,779,951,335	$1,570,147,167	$155,598		$3,350,254,100

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,729,428)	$—	$(2,729,428)
Futures Contracts (unrealized depreciation)	(76,151)	—	—	(76,151)

Total	$(76,151)	$(2,729,428)	$—	$(2,805,579)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
Non-Convertible Bonds
Canada	$4,819	$—	$17	$29	$—	$(4,865)	$—	$—	$—	$—
Preferred Stocks
United States	301,240	—	—	(163,122)	—	—	17,480	—	155,598	(163,122)

Total	$306,059	$—	$17	$(163,093)	$—	$(4,865)	$17,480	$—	$155,598	$(163,122)

A preferred stock valued at $17,480 was transferred from Level 2 to Level 3 during the period ended December 31, 2019. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2019, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2019, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2019:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,150,679

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on future contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,729,428)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(76,151)

Total Liability derivatives	$(2,729,428)	$(76,151)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2019, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A	$(222,187)	$—
Citibank N.A	(125,965)	120,000
Credit Suisse International	(2,057,309)	1,980,000
Goldman Sachs & Co.	(22,661)	—
UBS AG	(81,306)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2019:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$3,430,047	$546,047

These amounts include cash received as collateral of $564,000.

Industry Summary at December 31, 2019 (Unaudited)

Treasuries	13.4%
Capital Markets	6.1
IT Services	5.4
Internet & Direct Marketing Retail	5.2
Chemicals	5.0
Health Care Equipment & Supplies	4.5
Software	4.4
Interactive Media & Services	4.2
Life Sciences Tools & Services	3.7
Aerospace & Defense	3.5
Machinery	3.1
Industrial Conglomerates	3.0
Health Care Providers & Services	2.9
Insurance	2.8
Food Products	2.7
Hotels, Restaurants & Leisure	2.7
Banks	2.5
Real Estate Management & Development	2.2
Other Investments, less than 2% each	17.9
Short-Term Investments	4.2

Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6

Net Assets	100.0%

Currency Exposure Summary at December 31, 2019 (Unaudited)

United States Dollar	74.1%
Canadian Dollar	5.5
British Pound	4.2
Euro	3.9
Swiss Franc	3.4
Japanese Yen	2.4
Other, less than 2% each	5.9

Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6

Net Assets	100.0%